UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2008 to February 29, 2008

333-132320-07

(Commission File Number of issuing entity)

Honda Auto Receivables 2007-3 Owner Trust

(Exact name of issuing entity specified in its charter)

333-132320

(Commission File Number of depositor)

American Honda Receivables Corp.

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	74-6555933
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables Corp. 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2007-3 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the March 17, 2008 distribution date, attached as Exhibit 99.1.

PART II – OTHER INFORMATION

Item 7. Significant Enhancement Provider Information.

Based on a reasonable good faith estimate of maximum probable exposure, the significance percentage of the Swap Agreement is less than 10%.

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2007-3 Owner Trust
By:	American Honda Finance Corporation, as Servicer
	By:	/s/ Paul Honda
Mr. Paul Honda

Date: March 17, 2008	Assistant Vice President, Assistant Secretary and Compliance Officer

EXHIBIT INDEX

Exhibit	Description
99.1	Servicer’s Certificate and Monthly Servicer Report for March 17, 2008 distribution date